Basic and Diluted Loss per Share	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Loss per Share

Note 13. Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss attributable to nCino, Inc. by the weighted-average number of common shares outstanding for the fiscal period. Diluted loss per share is computed by giving effect to all potential weighted average dilutive common stock, including options. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method. Diluted loss per share for the three months ended July 31, 2019 and 2020 and for the six months ended July 31, 2019 and 2020 is the same as the basic loss per share as there was a net loss for those periods, and inclusion of potentially issuable shares was anti-dilutive.

The components of basic and diluted loss per share for periods presented are as follows (in thousands, except share and per share data):

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Basic loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(8,502)	$(14,646)	$(11,921)	$(19,415)
Denominator
Weighted-average common shares outstanding	76,420,098	84,629,777	76,206,900	83,112,132
Basic loss per share attributable to nCino, Inc.	$(0.11)	$(0.17)	$(0.16)	$(0.23)
Dilutive loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(8,502)	$(14,646)	$(11,921)	$(19,415)
Denominator
Weighted-average common shares outstanding	76,420,098	84,629,777	76,206,900	83,112,132
Dilutive loss per share attributable to nCino, Inc.	$(0.11)	$(0.17)	$(0.16)	$(0.23)

The weighted-average number of shares outstanding used in the computation of diluted loss per share does not include the effect of the following potential outstanding common stock because the effect would have been anti-dilutive:

	July 31,
	2019	2020
Stock options issued and outstanding	8,008,329	7,464,094
Nonvested RSUs issued and outstanding	—	2,041,093

Note 16. Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss attributable to nCino, Inc. by the weighted-average number of common shares outstanding for the fiscal period. Diluted loss per share is computed by giving effect to all potential weighted average dilutive common stock, including options. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method. Diluted loss per share for the fiscal years ended January 31, 2018, 2019, and 2020 is the same as the basic loss per share as there was a net loss for those periods, and inclusion of potentially issuable shares was anti-dilutive.

The components of basic and diluted loss per share for periods presented are as follows (in thousands, except share and per share data):

	Fiscal Year Ended January 31,
	2018	2019	2020
Basic loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(18,589)	$(22,306)	$(27,594)
Denominator
Weighted-average common shares outstanding	68,290,570	74,593,709	78,316,794
Basic loss per share attributable to nCino, Inc.	$(0.27)	$(0.30)	$(0.35)
Dilutive loss per share:
Numerator
Net loss attributable to nCino, Inc.	$(18,589)	$(22,306)	$(27,594)
Denominator
Weighted-average common shares outstanding	68,290,570	74,593,709	78,316,794
Dilutive loss per share attributable to nCino, Inc.	$(0.27)	$(0.30)	$(0.35)

The weighted-average number of shares outstanding used in the computation of diluted loss per share does not include the effect of the following potential outstanding common stock because the effect would have been anti-dilutive for the periods presented:

	Fiscal Year Ended January 31,
	2018	2019	2020
Stock options issued and outstanding	10,291,959	8,206,926	7,837,023
Nonvested RSUs issued and outstanding	—	—	948,119